Leases - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure Of Leases [Line items]
Minimum operating lease	$ 96,860		$ 92,019
Operating lease expense	4,288	$ 5,263
Assets under construction [member]
Disclosure Of Leases [Line items]
Minimum operating lease	$ 50,603		$ 52,701